EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY
EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY

33     EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY

	For the years ended December 31
	2019	2020	2021
	(Restated)	(Restated)
Profit attributable to owners of the Company (in thousands of RMB)	595,643	764,306	5,079,562
Adjustment: cumulative distribution reserved of other equity instruments (in thousands of RMB)	(219,249)	(261,168)	(209,500)
Adjusted profit attributable to ordinary shares holders of the Company	376,394	503,138	4,870,062

For the purpose of calculating basic earnings per share, the Group adjusted the profit attributable to owners of the Company by deducting the after-tax amounts of cumulative distribution reserved for the year for other equity instruments, which were issued by the Group and classified as equity instrument (Note 41).

Number of ordinary shares in issue (thousands) as of January 1	14,903,798	17,022,673	17,022,673
Issuance of share capital (thousands)	2,118,875	—	—
Weighted average number of ordinary shares in issuance	17,022,673	17,022,673	17,022,673

Basic earnings per share (RMB)	0.022	0.030	0.286

The Group had no potentially dilutive ordinary shares in issuance during the years ended December 31, 2021, 2020 and 2019, thus the diluted earnings per share were the same as basic earnings per share.

Basic earnings per share was calculated by dividing the adjusted profit attributable to ordinary shares holders of the Company by the weighted average number of shares in issue during the year.